Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Line Items]
Original amounts	$ 432,642	$ 417,373
Accumulated amortization	282,596	253,390
INTANGIBLE ASSETS, NET	150,046	163,983
Capitalized Software costs [Member]
Intangible Assets [Line Items]
Original amounts	197,685	196,523
Accumulated amortization	148,845	142,019
Customer relationship [Member]
Intangible Assets [Line Items]
Original amounts	138,480	133,220
Accumulated amortization	78,470	65,705
Acquired technology [Member]
Intangible Assets [Line Items]
Original amounts	84,245	75,672
Accumulated amortization	44,831	35,466
Backlog and non-compete agreement [Member]
Intangible Assets [Line Items]
Original amounts	6,781	6,063
Accumulated amortization	6,105	5,837
Other intangibles [Member]
Intangible Assets [Line Items]
Original amounts	4,171	4,510
Accumulated amortization	3,779	3,890
Patent [Member]
Intangible Assets [Line Items]
Original amounts	1,280	1,385
Accumulated amortization	$ 566	$ 473